Finance income	9 Months Ended
Sep. 30, 2022
Finance income.
Finance income

10.Finance income

	Three months ended		Nine months ended
	September 30,	September 30,	September 30,	September 30,
	2022	2021	2022	2021
	$’000	$’000	$’000	$’000

Interest income—bank deposits	3,364	1,970	10,380	4,322
Net foreign exchange gain on derivative instruments—unrealized	1,263	—	—	—
Net foreign exchange gain on derivative instruments—realized	1,785	—	655	10,184
Net foreign exchange gain arising from financing – unrealized	—	8,942	—	2,938
Fair value gain on embedded derivative in revenue contract	—	2,160	—	4,586
Fair value gain on embedded options	—	4,945	—	—
	6,412	18,017	11,035	22,030